April 9, 2012

Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

April 9, 2012

Re:       Sentinel Group Funds, Inc. (“Registrant”)

            Post-Effective Amendment No. 135 to the Registration

            Statement filed on Form N-1A (SEC File

Nos. 002-10685 and 811-00214)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information for Sentinel

Group Funds, Inc. that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 135 to Registrant’s Registration

Statement, and (2) the text of Post-Effective Amendment No. 135 was filed electronically on March 29, 2012.

If you have any questions or would like further information, please contact me at (802) 229-

7410.

Sincerely,

Sentinel Group Funds, Inc.

By:   /s/ Lisa Muller

Secretary

Lisa Muller

Secretary